Condensed Consolidated Statements of Shareholders' and Member's Equity (Unaudited) - USD ($) $ in Thousands	Total	Members' Equity	Common Stock Class A	Common Stock Class B	Retained Earnings [Member]	Non-controlling Interest
Beginning Balance at Dec. 31, 2022	$ 209,959
Distribution to member	(13,000)
Deemed non-cash capital contributions	11,235
Net (loss) income	(647)
Ending Balance at Mar. 31, 2023	207,547
Beginning Balance at Dec. 31, 2022	209,959
Net (loss) income	60,650
Ending Balance at Sep. 30, 2023	141,021
Beginning Balance at Mar. 31, 2023	207,547
Distribution to member	(10,000)
Deemed non-cash capital distributions	(28,725)
Net (loss) income	44,664
Ending Balance at Jun. 30, 2023	213,486
Distribution to member	(82,165)
Deemed non-cash capital distributions	(6,933)
Net (loss) income	16,633
Ending Balance at Sep. 30, 2023	141,021
Beginning Balance at Dec. 31, 2023	150,747	$ 150,747
Beginning Balance (Shares) at Dec. 31, 2023
Deemed non-cash capital contributions	810	810
Net income (loss) prior to reorganization	10,776	10,776
Ending Balance at Mar. 31, 2024	162,333	162,333
Ending Balance, Shares at Mar. 31, 2024
Beginning Balance at Dec. 31, 2023	150,747	150,747
Beginning Balance (Shares) at Dec. 31, 2023
Net (loss) income	(49,633)
Net income (loss) prior to reorganization	(46,877)
Ending Balance at Sep. 30, 2024	404,017		$ 94,553		2,656	306,808
Ending Balance, Shares at Sep. 30, 2024			17,425,000	55,726,603
Beginning Balance at Mar. 31, 2024	162,333	162,333
Contribution from member	120,000	120,000
Deemed non-cash capital contributions	71,762	71,762
Net income (loss) prior to reorganization	(57,653)	(57,653)
Ending Balance at Jun. 30, 2024	296,442	296,442
Ending Balance, Shares at Jun. 30, 2024
Effect of Corporate Reorganization and Offering	98,707	(296,442)	$ 94,126			301,023
Effect of corporate reorganization and IPO, Shares			17,425,000	55,726,603
Deemed non-cash capital contributions	9,830					9,830
Class A share-based compensation expense subsequent to reorganization	1,794		$ 427			1,367
Net (loss) income	(2,756)
Net income (loss) prior to reorganization
Net income (loss) subsequent to reorganization	(2,756)				2,656	(5,412)
Ending Balance at Sep. 30, 2024	$ 404,017		$ 94,553		$ 2,656	$ 306,808
Ending Balance, Shares at Sep. 30, 2024			17,425,000	55,726,603